Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Current assets
Cash and cash equivalents	$ 4,472,520	$ 6,573,813
Other receivables	44,279	49,038
Short-term investments (Note 3)	177,640	289,388
Prepaid expenses	191,256	44,161
Related parties (Note 4b)	137,042	131,839
Total current assets	5,022,737	7,088,239
Non-current assets
Intangible assets	102,894	108,326
Restricted cash	20,688	7,186
Right-of-use asset (Note 4c)	34,137	51,663
Total non-current assets	157,719	167,175
Total assets	5,180,456	7,255,414
Current liabilities
Accounts payable and accrued liabilities	475,490	526,056
Due to related parties (Note 4a)	49,251	48,962
Derivative warrant liabilities (Note 5)	2,318,263	3,519,702
Short-term portion of lease liabilities (Note 4c)	35,982	36,726
Total current liabilities	2,878,986	4,131,446
Non- current liabilities
Long-term lease liabilities (Note 4c)		16,416
Total non- current liabilities		16,416
Total liabilities	2,878,986	4,147,862
Shareholders’ equity
Share capital and share premium (Note 6)	25,338,377	24,168,256
Warrants (Note 7)	459,341	459,341
Share-based payment reserve (Notes 8, 9)	2,403,292	2,523,946
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(25,878,290)	(24,022,741)
Total shareholders’ equity	2,301,470	3,107,552
Total liabilities and shareholders’ equity	$ 5,180,456	$ 7,255,414